Description of Business and Summary of Significant Accounting Policies	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Description of Business and Summary of Significant Accounting Policies [Abstract]
Description of Business and Summary of Significant Accounting Policies
1.	Description of Business and Summary of Significant Accounting Policies –

Business

Titan is a compressed natural gas (“CNG”) service business based in Plymouth, Minnesota. Titan CNG, LLC (“Titan CNG”) is a management company and the parent company to three wholly owned subsidiaries, Titan El Toro, LLC (“El Toro”), Titan Diamond Bar, LLC (“Diamond Bar”) and Titan Blaine, LLC (“Blaine”), (collectively, the “Company”). El Toro was formed during 2013 and began operations during 2015. El Toro, located in Lake Forest, California, is a comprehensive natural gas vehicle solutions provider that offers products and services to corporate and municipal fleet operators as well as individual consumers. Blaine and Diamond Bar were formed in 2015. Blaine had minimal activity during the nine months ended September 30, 2016 and the year ended December 31, 2015. In March 2016 Diamond Bar began operations of its CNG station under a lease agreement with the State of California South Coast Air Quality Management District (“SCAQMD”) in Diamond Bar, California. The Company is currently constructing Blaine, a private station, for Walters Recycling & Refuse in Blaine, Minnesota (Walters) which it will operate under a seven year take-or-pay contract with Walters. These subsidiaries also intend to provide comprehensive natural gas vehicle solutions to corporate and municipal fleet operators as well.

Titan’s strategy is to acquire existing stations and ancillary businesses serving the CNG industry and to grow organically by constructing public and private Natural Gas Vehicle (“NGV”) stations. U.S. Gain (“Gain”), the fourth largest CNG station owner in the U.S., either currently manages or is expected to manage the point of sale system, customer billing, and direct costs made up of natural gas, electricity, and taxes for each of the Company’s stations.

Basis of Presentation

The accompanying condensed consolidated financial statements of the Company were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for interim financial information. Accordingly, they do not include all of the information and footnotes required by GAAP for complete financial statements. The information furnished includes all adjustments and accruals of a normal recurring nature, which, in the opinion of management, are necessary for a fair presentation of results for the interim periods. The accompanying consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries, El Toro, Blaine, and Diamond Bar. All intercompany accounts and transactions have been eliminated in consolidation.

Equity Method Investment

Investments in 20% through 50% owned entities in which the Company has significant influence over operating and financial affairs are accounted for under the equity method of accounting, whereby the investment is carried at the cost of the investment, plus the Company’s equity in undistributed earnings or losses. Dividends received are considered a return of capital and are accordingly deducted from the carrying value of the investment. Losses are only recorded to the extent the Company’s investment is greater than zero, unless the Company has guaranteed obligations of the investee or is otherwise committed to provide further financial support for the investee.

Fair Value of Financial Instruments

The Company uses fair value measurements to record fair value adjustments for certain financial instruments and to determine fair value disclosures. The carrying value of cash and cash equivalents, accounts receivable and accounts payable approximated fair value due to the short maturity of those instruments. With respect to determination of fair values of financial instruments there are the following three levels of inputs:

Level 1 Inputs	Quoted prices for identical instruments in active markets.

Level 2 Inputs	Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

Level 3 Inputs	Instruments with primarily unobservable value drivers.

Use of Estimates

The preparation of these condensed consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that may affect certain reported amounts assets and liabilities and disclosures in the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

The most significant estimates include the Company’s ability to continue as a going concern, assumptions used to value units issued and the useful lives of fixed assets.

Cash and Cash Equivalents

For purposes of the statement of cash flows, the Company considers all highly liquid investments purchased with an original maturity of three months or less to be cash equivalents. Cash and cash equivalents are maintained at several financial institutions and, at times, balances may exceed federally insured limits. The Company has never experienced any losses related to these balances and does not believe it is exposed to any significant credit risk on cash and cash equivalents.

Property and Equipment

Property and equipment is stated at cost. Depreciation is provided utilizing the straight-line method over the estimated useful lives, ranging from 3 to 40 years and the lesser of the useful life or related lease terms for leasehold improvements.

Construction in process represents the accumulated costs of assets not yet placed in service and primarily relates to equipment purchases and architectural fees for the private CNG station being constructed by Blaine.

Major additions and improvements are capitalized, while replacements, maintenance and repairs, which do not improve or extend the life of the respective assets, are expensed as incurred. When assets are retired or otherwise disposed of, related costs and accumulated depreciation and amortization are removed and any gain or loss is reported.

Deferred Rent

The Company’s leases include escalating rental payments. Rent expense is recognized in equal annual amounts over the terms of the leases. Deferred rent consists of cumulative rent expense in excess of cumulative contractual rent payments.

Deferred Financing Costs

Deferred financing costs are reported as a reduction of the related debt and amortized over the lives of the related debt agreements. The costs are amortized to interest expense using the effective interest method. In the event debt is converted or paid prior to maturity, any unamortized issuance costs are charged to expense in the period in which conversion or repayment occurs.

Revenue Recognition

For the nine months ended September 30, 2016, the Company generates revenue from the sale of natural gas and a federal excise tax refund of $0.50 per gas gallon equivalent (“GGE”). The Company commences revenue recognition at the time the gas is dispensed as all of the following criteria have been met:

●	there is persuasive evidence of an arrangement;

●	the service has been or is being provided to the customer;

●	collection of the fees is reasonably assured; and

●	the amount of fees to be paid by the customer is fixed or determinable.

For the nine months ended September 30, 2015, revenue consists of management fees received from El Toro, a related party prior to its acquisition (Note 2).

Income Taxes

The Company has elected to be treated as a limited liability company for income tax purposes. Accordingly, taxable income and losses of the Company are reported on the income tax returns of the Company's members, and no provisions for federal income taxes have been recorded on the accompanying consolidated financial statements.

U.S. GAAP requires management to evaluate tax positions taken by the Company and recognize a tax liability (or asset) if the Company has taken an uncertain position that more likely than not would not be sustained upon examination by the Internal Revenue Service. Management has analyzed the tax positions taken by the Company and has concluded that as of September 30, 2016, there are no uncertain positions taken or expected to be taken that would require recognition of a liability (or asset) or disclosure in the consolidated financial statements. The Company is subject to routine audits by taxing jurisdictions. Management believes the Company is no longer subject to income tax examinations since inception in 2012.

Going Concern

The accompanying condensed consolidated financial statements have been prepared on the basis that the Company will continue as a going concern. The Company is currently in violation of certain debt covenants.  From inception to September 30, 2016, the Company has accumulated a deficit of approximately $2.7 million, and, as of September 30, 2016, current liabilities exceeded current assets by approximately $2.0 million. The Company opened its first CNG station in February 2015 and its second CNG station in March 2016. The Company is currently constructing a private station in Blaine, Minnesota which the Company will operate under a seven year contract and provides the Company a fixed spread of $0.71 per GGE plus 50% of any federal tax rebate which is currently $0.50 per GGE. In addition, management believes that there are several potential acquisitions available to the Company and are actively pursuing these opportunities.

While the Company believes in the viability of its business plan to acquire existing stations and ancillary businesses serving the CNG industry and to grow organically by constructing public and private NGV stations there can be no assurance that the Company will be able to generate sufficient revenues or complete a private placement, raise anticipated proceeds, or that any other debt or equity financing will be available or, if available, that it will be available on terms acceptable to the Company.  If the Company fails to complete a private placement offering or raise anticipated proceeds, the Company may not be able to continue operations.

The Company is actively seeking additional sources of financing and has engaged in discussions with investment banking firms to assist in raising additional capital through the issuance of debt or equity.

Recent Accounting Pronouncements

On May 28, 2014, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2014-09, “Revenue from Contracts with Customers.” The core principle of the ASU is for companies to recognize revenue to depict the transfer of goods or services to customers in amounts that reflect the consideration, or payment, to which the company expects to be entitled in exchange for those goods or services. The ASU may also result in enhanced disclosures about revenue. For public entities, the ASU was to be effective for annual reporting periods beginning after December 15, 2016. On July 9, 2015, the FASB voted to allow a one year deferral of the effective date to annual reporting periods beginning after December 15, 2017. The deferral permits early adoption, but does not allow adoption any earlier than the original effective date of the standard. The Company has not yet selected a transition method and is currently evaluating the impact this standard will have on the Company's consolidated financial statements.

In August 2014, the ASB issued ASU 2014-15, “Disclosure of Uncertainties about an Entity's Ability to Continue as a Going Concern.” The amendments provide guidance about management's responsibility to evaluate whether there is substantial doubt about an entity's ability to continue as a going concern and to provide related footnote disclosures. The standard will be effective for the Company on December 31, 2016. The adoption of this pronouncement may impact future assessment and disclosures related to the Company's ability to continue as a going concern.

In April 2015, the FASB issued ASU 2015-03, “Simplifying the Presentation of Debt Issuance Costs,” which modifies the presentation of debt issuance costs in financial statements to present such costs as a direct deduction from the related debt liability rather than as an asset. The ASU became effective for public companies during interim and annual reporting periods beginning after December 15, 2015. The Company has adopted this ASU as of June 30, 2016 on a retrospective basis.

In January 2016, the FASB issued ASU 2016-01, “Recognition and Measurement of Financial Assets and Financial Liabilities,” which requires that most equity instruments be measured at fair value, with subsequent changes in fair value recognized in net income. The pronouncement also impacts the financial liabilities under the fair value option and the presentation and disclosure requirements for financial instruments. The ASU does not apply to equity method investments or investments in consolidated subsidiaries. The revised guidance is effective for fiscal years, and for interim periods within those fiscal years, beginning after December 15, 2017, with early adoption permitted and amendments to be applied as a cumulative-effect adjustment to the balance sheet in the year of adoption. The Company is currently evaluating the impact of the ASU on its consolidated financial statements and disclosures.

In February 2016, the FASB issued ASU 2016-02 “Leases,” which sets out the principles for the recognition, measurement, presentation and disclosure of leases for both lessees and lessors. The new guidance requires lessees to apply a dual approach, classifying leases as either finance or operating leases based on the principle of whether or not the lease is effectively a finance purchase by the lessee. This classification will determine whether lease expense is recognized based on an effective interest method or on a straight-line basis over the term of the lease, respectively. A lessee is also required to record a right-of-use asset and a lease liability for all leases with a term greater than 12 months, regardless of their classification. Leases with a term of 12 months or less will be accounted for similar to existing guidance for operating leases. The new standard supersedes the previous leasing standard. The standard is effective for fiscal years, and for interim periods within those fiscal years, beginning after December 15, 2018. Early adoption is permitted. The Company is currently evaluating the impact of the ASU on its consolidated financial statements and disclosures.

The Company’s management has reviewed and considered all other recent accounting pronouncements and believes there are none that could potentially have a material impact on the Company’s consolidated financial condition, results of operations, or disclosures.

1.	Nature of Operations and Summary of Significant Accounting Policies

The Company

Titan CNG, LLC is a management company and the parent company to two wholly owned subsidiaries. The wholly owned subsidiaries were formed in 2015 and had minimal activity during 2015. The subsidiaries intend to provide comprehensive natural gas vehicle solutions to corporate and municipal fleet operators as well as individual consumers.

Basis of Presentation

The accompanying consolidated financial statements include the accounts of Titan CNG, LLC and its wholly owned subsidiaries Titan Blaine, LLC and Titan Diamond Bar, LLC (the Company). All intercompany transactions have been eliminated. The Company has prepared the consolidated financial statements in accordance with accounting principles generally accepted in the United States of America.

Use of Estimates

The preparation of consolidated financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Revenue Recognition

Revenue consists of management fees received from Titan El Toro, LLC, a related party.

Credit Risk

The Company maintains cash in financial institutions which, at times, may exceed amounts insured by the Federal Deposit Insurance Corporation. The Company has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on cash.

Accounts Receivable

Accounts receivable represent amounts due for management fees from a related party. Management determines the allowance for doubtful accounts by regularly evaluating individual customer receivables and considering a customer's financial condition, credit history and current economic conditions. Accounts receivable are written off when deemed uncollectible. Recoveries of accounts receivable previously written off are recorded when received. As of December 31, 2015 and 2014, management did not feel an allowance was necessary.

Equity Method Investment

Investments in 20% through 50% owned entities in which the Company has significant influence over operating and financial affairs are accounted for under the equity method of accounting, whereby the investment is carried at the cost of the investment, plus the Company's equity in undistributed earnings or losses. Dividends received are considered a return of capital and are accordingly deducted from the carrying value of the investment. Losses are only recorded to the extent the Company's investment is greater than zero, unless the Company has guaranteed obligations of the investee or is otherwise committed to provide further financial support for the investee.

Property and Equipment

Depreciation and amortization is computed using the straight-line method over the following estimated useful lives:

Computer equipment	3 years

Major additions and improvements are capitalized, while replacements, maintenance and repairs, which do not improve or extend the life of the respective assets, are expensed as incurred. When assets are retired or otherwise disposed of, related costs and accumulated depreciation and amortization are removed and any gain or loss is reported.

Income Taxes

Profits and losses of the Company are reported on the income tax returns of the members. Accordingly, no provision for income taxes is recorded by the Company.

Accounting principles generally accepted in the United States of America require management to evaluate tax positions taken by the Company and recognize a tax liability (or asset) if the Company has taken an uncertain position that more likely than not would not be sustained upon examination by a taxing authority. Management has analyzed the tax positions taken by the Company, and has concluded that as of December 31, 2015, there are no uncertain positions taken or expected to be taken that would require recognition of a liability (or asset) or disclosure in the consolidated financial statements. The Company is subject to routine audits by taxing jurisdictions; however, there are currently no audits for any tax periods in progress. Management believes it is no longer subject to income tax examinations for years prior to inception in 2012.

Recent Accounting Pronouncements

On May 28, 2014, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update ("ASU") No. 2014-09, "Revenue from Contracts with Customers." The core principle of the ASU is for companies to recognize revenue to depict the transfer of goods or services to customers in amounts that reflect the consideration, or payment, to which the company expects to be entitled in exchange for those goods or services. The ASU may also result in enhanced disclosures about revenue. For public entities, the ASU was to be effective for annual reporting periods beginning after December 15, 2016. On July 9, 2015, the FASB voted to allow a one year deferral of the effective date to annual reporting periods beginning after December 15, 2017. The deferral permits early adoption, but does not allow adoption any earlier than the original effective date of the standard. The Company has not yet selected a transition method and is currently evaluating the impact this standard will have on the Company's consolidated financial statements.

In August 2014, the ASB issued ASU 2014-15, “Disclosure of Uncertainties about an Entity's Ability to Continue as a Going Concern.” The amendments provide guidance about management's responsibility to evaluate whether there is substantial doubt about an entity's ability to continue as a going concern and to provide related footnote disclosures. The standard will be effective for the Company on December 31, 2016. The adoption of this pronouncement may impact future assessment and disclosures related to the Company's ability to continue as a going concern.

In April 2015, the FASB issued ASU 2015-03, “Simplifying the Presentation of Debt Issuance Costs,” which modifies the presentation of debt issuance costs in financial statements to present such costs as a direct deduction from the related debt liability rather than as an asset. The ASU became effective for public companies during interim and annual reporting periods beginning after December 15, 2015. The Company has adopted this ASU as of June 30, 2016 on a retrospective basis.

In January 2016, the FASB issued ASU 2016-01, “Recognition and Measurement of Financial Assets and Financial Liabilities,” which requires that most equity instruments be measured at fair value, with subsequent changes in fair value recognized in net income. The pronouncement also impacts the financial liabilities under the fair value option and the presentation and disclosure requirements for financial instruments. The ASU does not apply to equity method investments or investments in consolidated subsidiaries. The revised guidance is effective for fiscal years, and for interim periods within those fiscal years, beginning after December 15, 2017, with early adoption permitted and amendments to be applied as a cumulative-effect adjustment to the balance sheet in the year of adoption. The Company is currently evaluating the impact of the ASU on its consolidated financial statements and disclosures.

In February 2016, the FASB issued ASU 2016-02 “Leases,” which sets out the principles for the recognition, measurement, presentation and disclosure of leases for both lessees and lessors. The new guidance requires lessees to apply a dual approach, classifying leases as either finance or operating leases based on the principle of whether or not the lease is effectively a finance purchase by the lessee. This classification will determine whether lease expense is recognized based on an effective interest method or on a straight-line basis over the term of the lease, respectively. A lessee is also required to record a right-of-use asset and a lease liability for all leases with a term greater than 12 months, regardless of their classification. Leases with a term of 12 months or less will be accounted for similar to existing guidance for operating leases. The new standard supersedes the previous leasing standard. The standard is effective for fiscal years, and for interim periods within those fiscal years, beginning after December 15, 2018. Early adoption is permitted. The Company is currently evaluating the impact of the ASU on its consolidated financial statements and disclosures.

The Company’s management has reviewed and considered all other recent accounting pronouncements and we believe there are none that could potentially have a material impact on the Company’s consolidated financial condition, results of operations, or disclosures.

Going Concern

The accompanying consolidated financial statements have been prepared on the basis that the Company will continue as a going concern. The company’s 20% owned subsidiary (on January 1, 2016 it purchased the remaining 80%) is currently in violation of certain debt covenants. From inception to June 30, 2016, the Company has accumulated a deficit of approximately $2 million, and, as of June 30, 2016, current liabilities exceeded current assets by approximately $1.6 miliion. The Company opened its CNG first station in February 2015. The company is currently constructing a private station in Blaine, Minnesota which the Company will operate under a seven year contract and provides the Company a fixed spread of $0.71 per gas gallon equivalent (“GGE”) plus 50% of any federal tax rebate which is currently $0.50 per GGE. In addition, the Company believes that there are several potential acquisitions available to the Company and are actively pursuing these opportunities.

While the Company believes in the viability of its business plan to acquire existing stations and ancillary businesses serving the CNG industry and to grow organically by constructing public and private NGV stations there can be no assurance that the Company will be able to generate sufficient revenues or complete a private placement, raise anticipated proceeds, or that any other debt or equity financing will be available or, if available, that it will be available on terms acceptable to the Company.  If the Company fails to complete a private placement offering or raise anticipated proceeds, the Company may not be able to continue operations.

The Company is actively seeking additional sources of financing and has engaged in discussions with investment banking firms to assist in raising additional capital through the issuance of debt or equity.